UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2004




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA NASDAQ-100 INDEX FUND - REPORT FOR PERIOD ENDED JUNE 30, 2004


[LOGO OF USAA]
   USAA(R)

                 USAA NASDAQ-100 INDEX Fund

                        [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

                 S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    JUNE 30, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                    5

FINANCIAL INFORMATION

    Portfolio of Investments                                                 11

    Notes to Portfolio of Investments                                        17

    Financial Statements                                                     18

    Notes to Financial Statements                                            21

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "

                                           I BELIEVE INVESTING IN INDEX FUNDS
[PHOTO OF CHRISTOPHER W. CLAUS]              REMAINS AN INTELLIGENT APPROACH
                                                  FOR THE BUY-AND-HOLD
                                                    STOCK INVESTOR.

                                                            "

                                                                     July 2004
--------------------------------------------------------------------------------

                 Stock indexes appreciated dramatically in 2003, moving up in tandem with the equity market as a whole. Looking back, we can see that - once again - the equity market has lived up to its reputation as a "forward-looking indicator" and correctly anticipated the current recovery. Months after stock prices increased, the economy is benefiting from gross domestic product (GDP) growth of approximately 4%, strong corporate earnings, and new job creation.

                 More recently, stocks have been fluctuating within a limited range - flat to negative for the first half of 2004. What does this mean for the future? I believe the markets are expressing uncertainty about the situation in Iraq, potential terrorism (perhaps on U.S. soil), and the upcoming presidential election, as well as how far and how fast interest rates will rise. The rest of the story, however, is positive.

                 Although there has been an uptick in inflation, the core inflation rate (which excludes fuel and energy) should remain moderate for the rest of 2004. I expect GDP growth to continue at about 4% and for the Federal Reserve Board (the Fed) to continue raising short-term interest rates. However, even as short-term rates increase, the Fed will likely maintain an accommodative monetary policy tilted toward growth and expansion. Harder to judge is the government's fiscal policy. We will have to wait until after the presidential election to speculate on the direction of tax policy and government spending.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Recently, short-term interest rates began to rise and should continue to increase, driving up money market yields. Down the road, longer-term bond investors may reap the rewards of these interest rate increases, provided yields on new debt issues move higher. I believe stocks still have the potential to end 2004 on a positive note.

                 I believe investing in index funds remains an intelligent approach for the buy-and-hold stock investor; stock index funds have provided marketlike returns, low expenses, and tax efficiency. However, indexing is not always the best strategy for a bond fund investor. Active bond fund managers are in a position to conduct extensive credit analysis, identify more opportunities in the market, and select higher yielding issues. Compared to their indexes, USAA's own actively managed bond funds have fared quite favorably.

                 Today and in the months ahead, our portfolio managers are well equipped to handle whatever the markets throw at them. We offer a market-tested portfolio management team, quality service, and no-load mutual funds that have no sales loads, 12b-1 fees, or long-term contractual plans. You can trust us to act with integrity and in your interests.

                 On behalf of everyone at USAA, thank you for your business.

                 Sincerely,

                 /S/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER
                 INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA), DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA NASDAQ - 100 INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Under normal market conditions, at least 80% of the Fund's assets, including any borrowings for investment purposes, will be invested in the equity securities of companies composing the Nasdaq-100 Index.

--------------------------------------------------------------------------------
                                          6/30/04               12/31/03
--------------------------------------------------------------------------------
Net Assets                            $128.1 Million          $113.4 Million
Net Asset Value Per Share                  $4.77                   $4.63


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/04
--------------------------------------------------------------------------------
12/31/03 TO 6/30/04*             1 YEAR             SINCE INCEPTION ON 10/27/00
      3.02%                       25.53%                       -18.22%


*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS RETURN
 IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
            CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

       [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                USAA NASDAQ-100
                       NASDAQ 100 INDEX            INDEX FUND
                       ----------------         ---------------
10/30/2000                $10,000.00              $10,000.00
10/31/2000                 10,653.00               10,620.00
11/30/2000                  8,135.70                8,160.00
12/31/2000                  7,600.37                7,580.00
  01/31/01                  8,416.00                8,390.00
  02/28/01                  6,194.18                6,160.00
  03/31/01                  5,106.60                5,080.00
  04/30/01                  6,021.62                5,980.00
  05/31/01                  5,842.25                5,800.00
  06/30/01                  5,942.74                5,890.00
  07/31/01                  5,464.94                5,410.00
  08/31/01                  4,770.35                4,720.00
  09/30/01                  3,792.43                3,750.00
  10/31/01                  4,429.94                4,380.00
  11/30/01                  5,180.81                5,110.00
  12/31/01                  5,119.16                5,042.24
  01/31/02                  5,032.13                4,962.21
  02/28/02                  4,412.17                4,351.94
  03/31/02                  4,716.17                4,642.06
  04/30/02                  4,145.52                4,081.82
  05/31/02                  3,922.49                3,851.71
  06/30/02                  3,412.96                3,351.49
  07/31/02                  3,123.20                3,071.37
  08/31/02                  3,059.17                3,001.34
  09/30/02                  2,702.47                2,651.18
  10/31/02                  3,212.16                3,151.40
  11/30/02                  3,622.99                3,551.58
  12/31/02                  3,195.48                3,131.39
  01/31/03                  3,191.23                3,121.39
  02/28/03                  3,277.87                3,211.43
  03/31/03                  3,306.82                3,231.44
  04/30/03                  3,590.55                3,511.56
  05/31/03                  3,888.65                3,801.69
  06/30/03                  3,900.98                3,801.69
  07/31/03                  4,145.26                4,041.80
  08/31/03                  4,353.86                4,241.89
  09/30/03                  4,232.13                4,121.83
  10/31/03                  4,597.95                4,471.99
  11/30/03                  4,623.46                4,502.00
  12/31/03                  4,765.23                4,632.06
  01/31/04                  4,846.91                4,712.10
  02/29/04                  4,773.22                4,632.06
  03/31/04                  4,669.43                4,532.02
  04/30/04                  4,549.16                4,411.96
  05/31/04                  4,759.71                4,612.05
  06/30/04                  4,923.39                4,772.12

                          [END CHART]

                     DATA FROM 10/30/00* THROUGH 6/30/04.

                 The graph illustrates how a $10,000 hypothetical investment in the USAA Nasdaq-100 Index Fund closely tracks the Nasdaq-100 Index, a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization.

                 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. THE FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE NASDAQ STOCK MARKET, INC., AND THE NASDAQ STOCK MARKET, INC. MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                 PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 *DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY
                  THE INDEX.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM OVER THE FIRST HALF OF 2004?

                 The USAA Nasdaq-100 Index Fund tracked its benchmark, the Nasdaq-100 Index, for the six-month period ended June 30, 2004. The Fund produced a total return of 3.02% for the semiannual period, as compared to 3.32% for the benchmark. The Fund modestly underperformed the Lipper Nasdaq-100 Index Funds average semiannual return of 3.72%. The broad- based Nasdaq-100 Index is a group of large-company stocks that is not available for direct investment.

WHAT WERE THE PRIMARY FACTORS AFFECTING THE U.S. EQUITY MARKETS DURING THE PAST SIX MONTHS?

                 U.S. equities continued to gain ground for the six months ended June 30, 2004, although the Nasdaq-100 Index saw divergent performance within the semiannual period.

                 During the first quarter of 2004, the Nasdaq-100 Index fell 1.98%. The information technology sector, which comprises more than 60% of the index, drove performance upward in 2003, but fell 2.77% during the first quarter in 2004, providing the greatest contribution to the index's negative return. Overall, telecommunication services was the worst performing sector (-13.45%), and energy was the best performing sector (+7.56%).

                 While the U.S. economy continued to demonstrate signs of improvement during the first few months of 2004, a muted improvement in job growth dampened enthusiasm. Given the pace of economic growth, the current sluggish job market could imply a significant increase in corporate productivity, which may translate into continued strong corporate profits. While strengthening corporate profits is favorable to equity owners, continued improvement in financial markets will be contingent

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 on translating growth in profits to jobs. The lack of growth in the labor market provides ample incentive for the Federal Reserve Board (the Fed) to maintain a neutral stance on interest rates, at least in the short run. Globally, continued improvement in the economic landscape and, in particular, momentum in the Asian markets boded well for foreign investments.

                 The Nasdaq-100 Index rose 5.49% during the second quarter of 2004, compared to a 1.98% decline in the first quarter. The index's performance was characterized by strong returns in each sector, excluding energy, which was down 5.5%. The information technology sector drove performance with a 5.32% return for the quarter. The strongest performing sector of the second quarter was consumer staples (+15.61%), reflecting a surge in consumer spending during May 2004.

                 In the second quarter of 2004, a number of factors positively affected the U.S. economy, including a rise in consumer confidence, rising corporate profits, and improvements in the labor market. Improvements in the U.S. labor markets helped to boost consumer spending in the second quarter; the 1% increase was the biggest advance since October 2001. Despite these positive signs of economic growth, concerns over the Fed's interest-rate hike and the handover of power in Iraq held the market back. Both events took place at the end of June 2004, and the market has since gained some stability; however, investors remain cautious in the rising-interest-rate environment and are waiting to see how corporations will begin to use the large cash reserves that have been built over the last two years. Fixed-income markets experienced negative returns sparked by the increase and anticipation of further increases in interest rates.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHICH SECTORS AND STOCKS WITHIN THE NASDAQ-100 INDEX WERE THE BEST AND WORST PERFORMERS?

                 The multi-industry sector posted the strongest performance during the six-month period at approximately 105%. In terms of underperformers, the consumer durables sector dragged down the performance, declining about 23% as a group. The best individual stock return came from Research in Motion Ltd., maker of the Blackberry handheld PDA. The worst performing stock within the index was storage area network provider QLogic Corp., which made a negative earnings announcement at the end of March 2004.

WHAT WERE THE MAJOR CHANGES TO THE NASDAQ-100 INDEX DURING THE PERIOD?

                 Throughout the first six months of 2004, there were no additions or deletions to the index. Several weighting changes and a few stock splits did occur, which is typical for the index.

WHAT INVESTMENT STRATEGIES DO YOU PURSUE IN THE FUND?

                 As managers of an index fund, which seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Nasdaq-100 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets as we seek to track closely the performance of the index.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------
           TOP 10 EQUITY HOLDINGS
             (% OF NET ASSETS)
------------------------------------------------
Microsoft Corp.                          8.5%

QUALCOMM, Inc.                           5.7%

Intel Corp.                              5.0%

Cisco Systems, Inc.                      4.6%

eBay, Inc.                               3.6%

Nextel Communications, Inc. "A"          2.9%

Dell, Inc.                               2.7%

Amgen, Inc.                              2.6%

Comcast Corp. "A"                        2.1%

Oracle Corp.                             2.1%
------------------------------------------------


------------------------------------------------
         TOP 10 INDUSTRIES*
         (% OF NET ASSETS)
------------------------------------------------
Systems Software                        14.1%

Communication Equipment                 13.2%

Semiconductors                          12.8%

Biotechnology                            9.0%

Internet Retail                          6.5%

Computer Hardware                        4.9%

Application Software                     3.5%

Wireless Telecommunication Services      3.5%

Broadcasting & Cable TV                  2.7%

Semiconductor Equipment                  2.7%
------------------------------------------------

*EXCLUDES MONEY MARKET INSTRUMENTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-16.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            COMMON STOCKS (98.3%)

            ADVERTISING (0.3%)
    8,645   Lamar Advertising Co.*                                      $    375
                                                                        --------
            AIR FREIGHT & LOGISTICS (0.4%)
   10,569   Expeditors International of Washington, Inc.                     522
                                                                        --------
            AIRLINES (0.2%)
    6,214   Ryanair Holdings plc ADR (Ireland)*                              204
                                                                        --------
            APPAREL RETAIL (0.3%)
   15,093   Ross Stores, Inc.                                                404
                                                                        --------
            APPLICATION SOFTWARE (3.5%)
   38,613   BEA Systems, Inc.*                                               317
   20,685   Citrix Systems, Inc.*                                            421
   24,365   Compuware Corp.*                                                 161
   25,366   Intuit, Inc.*                                                    979
   10,040   Mercury Interactive Corp.*                                       500
   52,735   PeopleSoft, Inc.*                                                976
   60,217   Siebel Systems, Inc.*                                            643
   14,642   Synopsys, Inc.*                                                  416
                                                                        --------
                                                                           4,413
                                                                        --------
            AUTO PARTS & EQUIPMENT (0.3%)
    8,226   Gentex Corp.                                                     326
                                                                        --------
            BIOTECHNOLOGY (9.0%)
   60,627   Amgen, Inc.*                                                   3,308
   37,779   Biogen Idec, Inc.*                                             2,389
    5,257   Cephalon, Inc.*                                                  284
   27,031   Chiron Corp.*                                                  1,207
   29,048   Genzyme Corp.*                                                 1,375
   21,589   Gilead Sciences, Inc.*                                         1,446
    5,036   Invitrogen Corp.*                                                363
   27,228   MedImmune, Inc.*                                                 637
   34,182   Millennium Pharmaceuticals, Inc.*                                472
                                                                        --------
                                                                          11,481
                                                                        --------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            BROADCASTING & CABLE TV (2.7%)
   97,282   Comcast Corp. "A"*                                          $  2,727
   24,939   EchoStar Communications Corp. "A"*                               767
                                                                        --------
                                                                           3,494
                                                                        --------
            COMMUNICATIONS EQUIPMENT (13.2%)
  247,091   Cisco Systems, Inc.*(a)                                        5,856
   20,774   Comverse Technology, Inc.*                                       414
  167,259   JDS Uniphase Corp.*                                              634
   35,625   Juniper Networks, Inc.*                                          875
    9,722   QLogic Corp.*                                                    259
   99,950   QUALCOMM, Inc.                                                 7,295
   18,912   Research in Motion Ltd. (Canada)*                              1,294
   24,258   Tellabs, Inc.*                                                   212
                                                                        --------
                                                                          16,839
                                                                        --------
            COMPUTER HARDWARE (4.9%)
   54,220   Apple Computer, Inc.*                                          1,764
   24,653   ATI Technologies, Inc. (Canada)*                                 465
   94,986   Dell, Inc.*                                                    3,403
  147,996   Sun Microsystems, Inc.*                                          642
                                                                        --------
                                                                           6,274
                                                                        --------
            COMPUTER STORAGE & PERIPHERALS (0.9%)
   37,169   Network Appliance, Inc.*                                         800
   15,154   SanDisk Corp.*                                                   329
                                                                        --------
                                                                           1,129
                                                                        --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
   20,115   PACCAR, Inc.                                                   1,166
                                                                        --------
            DATA PROCESSING & OUTSOURCED SERVICES (1.7%)
   24,945   Fiserv, Inc.*                                                    970
   36,648   Paychex, Inc.                                                  1,242
                                                                        --------
                                                                           2,212
                                                                        --------
            DIVERSIFIED COMMERCIAL SERVICES (2.4%)
   18,265   Apollo Group, Inc. "A"*                                        1,613
   10,536   Career Education Corp.*                                          480
   21,008   Cintas Corp.                                                   1,001
                                                                        --------
                                                                           3,094
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
   20,582   American Power Conversion Corp.                             $    404
   14,472   Intersil Corp. "A"                                               314
                                                                        --------
                                                                             718
                                                                        --------
            ELECTRONIC EQUIPMENT MANUFACTURERS (0.7%)
   58,722   Flextronics International Ltd. (Singapore)*                      937
                                                                        --------
            ELECTRONIC MANUFACTURING SERVICES (0.7%)
   10,095   Molex, Inc.                                                      324
   56,878   Sanmina-SCI Corp.*                                               517
                                                                        --------
                                                                             841
                                                                        --------
            FOOD RETAIL (0.5%)
    6,202   Whole Foods Market, Inc.                                         592
                                                                        --------
            GENERAL MERCHANDISE STORES (0.2%)
   11,185   Dollar Tree Stores, Inc.*                                        307
                                                                        --------
            HEALTH CARE DISTRIBUTORS (0.6%)
    4,192   Henry Schein, Inc.*                                              265
    6,709   Patterson Companies, Inc.*                                       513
                                                                        --------
                                                                             778
                                                                        --------
            HEALTH CARE EQUIPMENT (1.5%)
   35,042   Biomet, Inc.                                                   1,557
    7,908   DENTSPLY International, Inc.                                     412
                                                                        --------
                                                                           1,969
                                                                        --------
            HEALTH CARE SERVICES (0.7%)
    7,113   Express Scripts, Inc.*                                           564
    9,808   Lincare Holdings, Inc.*                                          322
                                                                        --------
                                                                             886
                                                                        --------
            HOME ENTERTAINMENT SOFTWARE (1.6%)
   31,213   Electronic Arts, Inc.*                                         1,703
   10,266   Garmin Ltd. (Cayman Islands)                                     380
                                                                        --------
                                                                           2,083
                                                                        --------
            HYPERMARKETS & SUPER CENTERS (0.8%)
   24,729   Costco Wholesale Corp.                                         1,016
                                                                        --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            INTERNET RETAIL (6.5%)
   27,507   Amazon.com, Inc.*                                           $  1,497
   50,148   eBay, Inc.*                                                    4,611
   74,365   InterActiveCorp*                                               2,241
                                                                        --------
                                                                           8,349
                                                                        --------
            INTERNET SOFTWARE & SERVICES (2.3%)
   23,916   VeriSign, Inc.*                                                  476
   66,265   Yahoo!, Inc.*                                                  2,407
                                                                        --------
                                                                           2,883
                                                                        --------
            MANAGED HEALTH CARE (0.1%)
    9,729   First Health Group Corp.*                                        152
                                                                        --------
            MOVIES & ENTERTAINMENT (0.3%)
    5,786   Pixar, Inc.*                                                     402
                                                                        --------
            OIL & GAS DRILLING (0.2%)
    8,806   Patterson-UTI Energy, Inc.                                       294
                                                                        --------
            PAPER PACKAGING (0.4%)
   25,343   Smurfit-Stone Container Corp.*                                   506
                                                                        --------
            PHARMACEUTICALS (1.2%)
   22,937   Teva Pharmaceutical Industries Ltd. ADR (Israel)               1,543
                                                                        --------
            RESTAURANTS (1.9%)
   56,393   Starbucks Corp.*                                               2,452
                                                                        --------
            SEMICONDUCTOR EQUIPMENT (2.7%)
   89,177   Applied Materials, Inc.*                                       1,749
   24,367   KLA-Tencor Corp.*                                              1,203
   15,416   Novellus Systems, Inc.*                                          485
                                                                        --------
                                                                           3,437
                                                                        --------
            SEMICONDUCTORS (12.8%)
   53,855   Altera Corp.*                                                  1,197
   23,612   Broadcom Corp. "A"*                                            1,104
  231,671   Intel Corp.                                                    6,394
   14,155   Lam Research Corp.*                                              379

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   42,301   Linear Technology Corp.                                     $  1,670
   25,926   Marvell Technology Group Ltd. (Bermuda)*                         692
   46,187   Maxim Integrated Products, Inc.                                2,421
   17,585   Microchip Technology, Inc.                                       555
   18,345   NVIDIA Corp.*                                                    376
   47,101   Xilinx, Inc.                                                   1,569
                                                                        --------
                                                                          16,357
                                                                        --------
            SPECIALTY CHEMICALS (0.3%)
    6,792   Sigma-Aldrich Corp.                                              405
                                                                        --------
            SPECIALTY STORES (2.4%)
   41,333   Bed Bath & Beyond, Inc.*                                       1,589
   14,628   PETsMART, Inc.                                                   475
   34,176   Staples, Inc.                                                  1,002
                                                                        --------
                                                                           3,066
                                                                        --------
            SYSTEMS SOFTWARE (14.1%)
   23,933   Adobe Systems, Inc.                                            1,113
   26,018   Check Point Software Technologies Ltd. (Israel)*                 702
  380,011   Microsoft Corp.(a)                                            10,853
  221,567   Oracle Corp.*                                                  2,643
   33,289   Symantec Corp.*                                                1,458
   44,703   VERITAS Software Corp.*                                        1,238
                                                                        --------
                                                                          18,007
                                                                        --------
            TECHNOLOGY DISTRIBUTORS (0.4%)
    8,886   CDW Corp.                                                        566
                                                                        --------
            TRADING COMPANIES & DISTRIBUTORS (0.3%)
    7,420   Fastenal Co.                                                     422
                                                                        --------
            TRUCKING (0.3%)
    8,637   C.H. Robinson Worldwide, Inc.                                    396
                                                                        --------
            WIRELESS TELECOMMUNICATION SERVICES (3.5%)
   68,610   Level 3 Communications, Inc.*                                    244
  141,500   Nextel Communications, Inc. "A"*                               3,772
   20,713   PanAmSat Corp.*                                                  481
                                                                        --------
                                                                           4,497
                                                                        --------
            Total common stocks (cost: $118,713)                         125,794
                                                                        --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

PRINCIPAL                                                                 MARKET
   AMOUNT                                                                  VALUE
    (000)   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (1.7%)

            U.S. TREASURY BILL (0.4%)
  $   475   0.95%, 7/22/2004(b)                                         $    475
                                                                        --------
            REPURCHASE AGREEMENT (1.3%)
    1,741   State Street Bank & Trust Co., 0.50%, acquired
              on 6/30/2004 and due 7/01/2004 at $1,741
              (collateralized by a $1,570 U.S. Treasury Bond,
              6.50%, due 11/15/2026; market value $1,795)(c)               1,741
                                                                        --------
            Total money market instruments (cost: $2,216)                  2,216
                                                                        --------
            TOTAL INVESTMENTS (COST: $120,929)                          $128,010
                                                                        ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and in, total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Security, or a portion thereof, is segregated as collateral for open futures contracts.

         (b) Security is segregated to cover margin requirements for open futures contracts. At June 30, 2004, the market value of the segregated security equaled $475,000.

         (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         * Non-income-producing security for the 12 months preceding June 30, 2004.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $120,929)        $128,010
   Cash                                                                                  14
   Receivables:
      Capital shares sold                                                               117
      USAA Investment Management Company                                                 86
      Dividends and interest                                                              3
      Variation margin                                                                   20
                                                                                   --------
         Total assets                                                               128,250
                                                                                   --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                           105
   Accrued management fees                                                               57
   Accrued transfer agent's fees                                                          2
   Other accrued expenses and payables                                                   26
                                                                                   --------
         Total liabilities                                                              190
                                                                                   --------
            Net assets applicable to capital shares outstanding                    $128,060
                                                                                   ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                 $140,800
   Accumulated undistributed net investment loss                                       (406)
   Accumulated net realized loss on investments and futures transactions            (19,474)
   Net unrealized appreciation on investments and futures contracts                   7,140
                                                                                   --------
            Net assets applicable to capital shares outstanding                    $128,060
                                                                                   ========
   Capital shares outstanding                                                        26,854
                                                                                   ========
   Authorized shares of $.01 par value                                              100,000
                                                                                   ========
   Net asset value, redemption price, and offering price per share                 $   4.77
                                                                                   ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA NASDAQ-100 INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $1)                            $   109
   Interest                                                                         9
                                                                              -------
      Total income                                                                118
                                                                              -------
EXPENSES
   Advisory fees                                                                  121
   Administrative fees                                                            212
   Transfer agent's fees                                                          167
   Custody and accounting fees                                                     29
   Postage                                                                         14
   Shareholder reporting fees                                                      14
   Directors' fees                                                                  2
   Registration fees                                                               11
   Professional fees                                                               21
   Other                                                                           19
                                                                              -------
      Total expenses                                                              610
   Expenses reimbursed                                                            (86)
                                                                              -------
      Net expenses                                                                524
                                                                              -------
NET INVESTMENT LOSS                                                              (406)
                                                                              -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FUTURES CONTRACTS

   Net realized gain from investment transactions                                 234
   Net realized loss from futures transactions                                   (102)
   Change in net unrealized appreciation/depreciation of
      investments and futures contracts                                         3,575
                                                                              -------
      Net realized and unrealized gain on investments and futures contracts     3,707
                                                                              -------
   Increase in net assets resulting from operations                           $ 3,301
                                                                              =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA NASDAQ-100 INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2003

FROM OPERATIONS                                             6/30/2004      12/31/2003
                                                            -------------------------
   Net investment loss                                      $    (406)      $    (567)
   Net realized gain (loss) on investments
      and futures transactions                                    132            (560)
   Change in net unrealized appreciation/depreciation
      of investments and futures contracts                      3,575          32,196
                                                            -------------------------
      Increase in net assets resulting from operations          3,301          31,069
                                                            -------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                   34,817          61,912
   Cost of shares redeemed                                    (23,498)        (32,419)
                                                            -------------------------
      Increase in net assets from capital
         share transactions                                    11,319          29,493
                                                            -------------------------
   Net increase in net assets                                  14,620          60,562

NET ASSETS
      Beginning of period                                     113,440          52,878
                                                            -------------------------
      End of period                                         $ 128,060       $ 113,440
                                                            =========================
   Accumulated undistributed net investment loss:
      End of period                                         $    (406)      $       -
                                                            =========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                  7,467          15,838
   Shares redeemed                                             (5,100)         (8,257)
                                                            -------------------------
      Increase in shares outstanding                            2,367           7,581
                                                            =========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Nasdaq-100 Index Fund (the
         Fund). The Fund's investment objective is to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100
         Index. The Nasdaq-100 Index represents the largest and most active nonfinancial domestic and international companies listed on the Nasdaq Stock Market based on market capitalization. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets, including borrowings for investment purposes, in the stocks of companies composing the Nasdaq-100 Index.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                    official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 3. Futures contracts are valued at the last quoted sales price.

                 4. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, in consultation with the Fund's investment subadviser if applicable, under valuation procedures approved by the Company's Board of Directors.

              B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Upon entering into a contract, the Fund is required to make an initial margin deposit of either cash or securities in an amount equal to a certain percentage of the contract. Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities.

              C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                 regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income provision is required.

              D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government- sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                 currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of December 31, 2004, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

              G. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                 ended June 30, 2004, these fee-offset arrangements did not affect the Fund's expenses.

              H. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

         availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended
         June 30, 2004, the Fund paid CAPCO facility fees of less than $500. The Fund had no borrowings under either of these agreements during the six-month period ended June 30, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2004, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2003, the Fund had capital loss carryovers of $15,770,000, for federal income tax purposes, which will expire between 2009 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended June 30, 2004, were $11,239,000 and $524,000, respectively.

         The cost of securities at June 30, 2004, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of June 30, 2004, were $21,158,000 and $14,077,000, respectively, resulting in net unrealized appreciation of $7,081,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. ADVISORY FEES - The Manager carries out the Fund's investment policies and provides oversight of the management of the Fund's assets managed by a subadviser. The Fund's advisory fees are accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average net assets. For the six-month period ended June 30, 2004, the Fund incurred advisory fees, paid or payable to the Manager, of $121,000.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with NTI under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee.

              C. ADMINISTRATIVE FEES - The Manager provides services related to the administration and operation of the Fund. The Fund's administrative fees are computed at an annualized rate of 0.35% of the Fund's average net assets, accrued daily and paid monthly. For the six-month period ended June 30, 2004, the Fund

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

                 incurred administrative fees, paid or payable to the Manager, of $212,000.

              D. EXPENSE LIMITATIONS - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.80% of the Fund's annual average net assets, effective March 1, 2004, excluding the effect of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. Prior to March 1, 2004, the expense limitation was 1.00% of the Fund's annual average net assets. For the six-month period ended June 30, 2004, the Fund incurred reimbursable expenses of $86,000.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. For the six-month period ended June 30, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $167,000.

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

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           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

(7) FUTURES CONTRACTS
--------------------------------------------------------------------------------

         A summary of obligations under these financial instruments at June 30, 2004, is as follows:

                                                                             MARKET        UNREALIZED
TYPE OF FUTURE          EXPIRATION          CONTRACTS         POSITION        VALUE       APPRECIATION
------------------------------------------------------------------------------------------------------
Nasdaq-100             September 16,
  Index Futures            2004                 8               Long        $1,217,000       $38,000
Nasdaq-100 Mini        September 17,
  Index Futures            2004                34               Long         1,034,000        21,000
------------------------------------------------------------------------------------------------------
Total                                          42                           $2,251,000       $59,000
------------------------------------------------------------------------------------------------------

30

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           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2004 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                         SIX-MONTH
                                       PERIOD ENDED                                                            PERIOD ENDED
                                          JUNE 30,                    YEAR ENDED DECEMBER 31,                  DECEMBER 31,
                                       ------------------------------------------------------------------------------------
                                           2004                   2003              2002            2001               2000*
                                       ------------------------------------------------------------------------------------
Net asset value at
   beginning of period                 $   4.63               $   3.13           $  5.05         $  7.57            $ 10.00
                                       ------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income (loss)            (.02)(a)               (.03)(a)          (.02)(a)        (.02)(a)            .01(a)
   Net realized and unrealized
      gain (loss)                           .16(a)                1.53(a)          (1.90)(a)       (2.50)(a)          (2.44)(a)
                                       ------------------------------------------------------------------------------------
Total from investment operations            .14(a)                1.50(a)          (1.92)(a)       (2.52)(a)          (2.43)(a)
                                       ------------------------------------------------------------------------------------
Net asset value at end of period       $   4.77               $   4.63           $  3.13         $  5.05            $  7.57
                                       ====================================================================================
Total return (%)                           3.02                  47.92            (38.02)         (33.48)            (24.20)
Net assets at end of period (000)      $128,060               $113,440           $52,878         $58,925            $28,667
Ratio of expenses to
   average net assets (%)**                 .87(b,c,d,e)           .96(c,e,f)        .85(c,f)        .85(c,f)           .85(b,f)
Ratio of expenses to average net
   assets, excluding
   reimbursements (%)**                    1.01(b,c)              1.15(c)           1.37(c)         1.61(c)            2.56(b)
Ratio of net investment income (loss)
   to average net assets (%)**             (.67)(b)               (.70)             (.66)           (.37)               .37(b)
Portfolio turnover (%)                      .44                   5.23             11.01           17.98               3.58

  *  Fund commenced operations on October 27, 2000.
 ** For the six-month period ended June 30, 2004, average net assets were $121,738,000.
(a) Calculated using average shares. For the six-month period ended June 30, 2004, average shares were 26,252,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses, excluding any expenses paid indirectly, which did not affect the Fund's expense ratios.
(d) Effective March 1, 2004, the Manager voluntarily agreed to limit the Fund's expenses, excluding the effect of any expenses paid indirectly, to 0.80% of the Fund's average net assets.
(e) Effective May 1, 2003, through February 29, 2004, the Manager voluntarily agreed to limit the Fund's expenses, excluding the effect of any expenses paid indirectly, to 1.00% of the Fund's average net assets.
(f) Effective October 27, 2000, through April 30, 2003, the Manager voluntarily agreed to limit the Fund's expenses, excluding the effect of any expenses paid indirectly, to 0.85% of the Fund's average net assets.

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

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

  INVESTMENT ADVISER,    USAA Investment Management Company
         UNDERWRITER,    P.O. Box 659453
      AND DISTRIBUTOR    San Antonio, Texas 78265-9825

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. BEGINNING IN AUGUST 2004, INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, WILL BE AVAILABLE (I) AT USAA.COM AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]           WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA                ----------------------------------
                                      INSURANCE o MEMBER SERVICES

37758-0804                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., Index Funds

By:*     EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    8-25-04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    8-30-04
         ------------------------------


By:*     DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    8-30-04
         ------------------------------


*Print the name and title of each signing officer under his or her signature.